UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811- 5968

John Hancock Municipal Securities Trust
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone, Treasurer

601 Congress Street

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	May 31

Date of reporting period:	February 28, 2015

ITEM 1. SCHEDULE OF INVESTMENTS

John Hancock

Tax-Free Bond Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsTax-Free Bond Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value	Value
Municipal bonds 96.9%					$568,230,340
(Cost $501,954,769)
Alabama 0.4%					2,335,292
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,335,292
Arizona 1.0%					5,666,120
Arizona Health Facilities Authority Banner Health, Series A	5.000		01-01-44	2,000,000	2,245,820
Industrial Development Authority of The City of Phoenix	5.375		02-01-41	1,000,000	997,180
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	1,000,000	1,176,180
Phoenix Civic Improvement Corp. (P) Civic Plaza, Series B (D)	5.500		07-01-28	1,000,000	1,246,940
California 13.6%					79,995,732
ABAG Finance Authority for Nonprofit Corps, Series A	5.000		08-01-43	2,000,000	2,254,600
California County Tobacco Securitization Agency	5.000		06-01-40	1,000,000	1,077,500
California State Public Works Board	5.000		10-01-39	1,000,000	1,147,670
City of Los Angeles Department of Airports	5.000		05-15-38	1,000,000	1,159,550
Foothill Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	1.078 (Z	)	01-01-19	30,000,000	28,772,100
Foothill Eastern Transportation Corridor Agency, Series A	5.750		01-15-46	3,000,000	3,506,430
Golden State Tobacco Securitization Corp., Series A-1	4.500		06-01-27	2,035,000	1,973,095
M-S-R Energy Authority Natural Gas Revenue, Series B	7.000		11-01-34	2,500,000	3,570,725
Madera County Certificates of Participation Valley Children's Hospital	6.500		03-15-15	2,980,000	2,986,705
Port of Los Angeles Series A	5.000		08-01-44	1,500,000	1,679,325
San Bernardino County Medical Center Financing Project	5.500		08-01-22	2,500,000	2,887,300
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	3,895,000	4,111,913
San Diego County Regional Transportation Commission Sales & Use Tax, Series A	5.000		04-01-44	3,000,000	3,471,810
San Diego Redevelopment Agency City Heights, Series A	5.750		09-01-23	25,000	25,048
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	0.563 (Z	)	01-01-17	4,900,000	4,848,844
San Joaquin Hills Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity	1.207 (Z	)	01-01-20	2,000,000	1,885,560
San Joaquin Hills Transportation Corridor Agency Series A	5.000		01-15-44	4,500,000	4,937,040
Santa Ana Financing Authority Prerefunded, Police Administration & Holding Facility (D)	6.250		07-01-19	995,000	1,205,651
Santa Ana Financing Authority Unrefunded, Police Admiinistration & Holding Facility (D)	6.250		07-01-19	1,005,000	1,199,417
State of California	5.000		02-01-38	5,375,000	6,114,869
Stockton Public Financing Authority Delta Water Supply Project, Series A	6.250		10-01-40	1,000,000	1,180,580
Colorado 2.7%					15,931,569
Colorado Springs Utilities Revenue Series C	5.250		11-15-42	2,825,000	3,174,481
Denver, Colorado City & County Airport Revenue Series A	5.250		11-15-36	5,250,000	5,978,333

2SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Colorado (continued)
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	3,500,000	$4,483,675
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,295,080
Connecticut 0.6%					3,277,170
Connecticut State Health & Educational Facility Authority Yale University, Series Z3	5.050		07-01-42	3,000,000	3,277,170
District of Columbia 3.0%					17,923,291
District of Columbia Tobacco Settlement Financing Corp.	6.500		05-15-33	5,000,000	6,327,800
Metropolitan Washington Airports Authority	5.000		10-01-44	1,000,000	1,117,860
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.243 (Z	)	10-01-33	6,565,000	2,998,039
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.424 (Z	)	10-01-35	6,470,000	2,619,509
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B (D)	4.433 (Z	)	10-01-36	7,250,000	2,803,430
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.823 (Z	)	10-01-41	1,750,000	2,056,653
Florida 2.5%					14,483,227
Alachua County Health Facilities Authority	5.000		12-01-44	2,000,000	2,242,620
Bonnet Creek Resort Community Development District	7.250		05-01-18	595,000	595,357
Bonnet Creek Resort Community Development District	7.375		05-01-34	1,475,000	1,475,708
Hernando County, Criminal Justice (D)(P)	7.650		07-01-16	500,000	545,950
JEA Electric System Revenue Series Three - D-2	5.000		10-01-38	7,000,000	7,910,770
Miami Beach Health Facilities Authority Mt Sinai Medical Center	5.000		11-15-44	500,000	548,340
Orlando Utilities Commission Electric, Power & Light Revenues, Escrowed to Maturity, Series D	6.750		10-01-17	1,065,000	1,164,482
Georgia 1.6%					9,201,662
Atlanta Tax Allocation Eastside Project, Series B	5.600		01-01-30	1,000,000	1,015,230
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Escrowed to Maturity, Series Y (D)	6.500		01-01-17	40,000	41,862
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Escrowed to Maturity, Series Z (D)	5.500		01-01-20	25,000	26,520
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series BB	5.700		01-01-19	680,000	742,553
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series C (D)	5.700		01-01-19	4,085,000	4,618,297
Georgia Municipal Electric Authority Electric, Power & Light Revenues, Series EE (D)	7.250		01-01-24	2,000,000	2,757,200
Guam 0.4%					2,296,100
Guam Government, Series A	5.750		12-01-34	1,000,000	1,108,470
Guam International Airport Authority Series C AMT (D)	6.125		10-01-43	1,000,000	1,187,630
Illinois 2.9%					17,124,985
Chicago Board of Education, Series A (D)	5.500		12-01-30	3,650,000	4,058,618
City of Chicago Il Waterworks Revenue Second Lien, Project	5.000		11-01-44	1,000,000	1,113,500

SEE NOTES TO FUND'S INVESTMENTS3

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Illinois (continued)
City of Chicago, O'Hare International Airport Revenue (D)	5.500		01-01-43	2,000,000	$2,291,420
City of Chicago, Series A	5.750		01-01-39	3,200,000	3,703,776
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	1,500,000	1,829,130
Lake County Community Consolidated School District No: 24 (D)	3.010 (Z	)	01-01-22	2,440,000	1,986,087
State of Illinois (D)	5.500		07-01-38	1,000,000	1,130,460
Will County Community Unit School District No: 365 (D)	1.642 (Z	)	11-01-21	1,130,000	1,011,994
Indiana 0.6%					3,509,490
Indiana Finance Authority Duke Energy, Series B	6.000		08-01-39	3,000,000	3,509,490
Kentucky 0.2%					1,079,560
Kentucky Economic Development Finance Authority Louisville Arena, Series A-1 (D)	6.000		12-01-33	1,000,000	1,079,560
Louisiana 1.1%					6,784,275
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects	6.750		11-01-32	2,500,000	2,791,500
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects., Series A-1	6.500		11-01-35	1,500,000	1,800,735
New Orleans Aviation Board, AMT Series B	5.000		01-01-45	2,000,000	2,192,040
Massachusetts 17.4%					101,928,594
Boston Housing Authority Capital Program Revenue	5.000		04-01-28	2,000,000	2,218,140
Commonwealth of Massachusetts Public Improvements (D)	5.500		11-01-17	1,000,000	1,128,990
Commonwealth of Massachusetts Series C (D)	5.500		12-01-24	8,000,000	10,362,320
Commonwealth of Massachusetts Series E (D)	5.000		11-01-25	1,000,000	1,258,430
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A	5.250		07-01-35	1,310,000	1,739,680
Massachusetts Bay Transportation Authority Sales Tax Revenue, Series A-2	4.262 (Z	)	07-01-26	11,095,000	6,865,031
Massachusetts Bay Transportation Authority Transit Revenue, Series B	5.250		07-01-33	2,500,000	3,272,400
Massachusetts Development Finance Agency Brandeis University, Series 0-1	5.000		10-01-40	1,000,000	1,138,940
Massachusetts Development Finance Agency Carleton Willard Village	5.625		12-01-30	850,000	970,955
Massachusetts Development Finance Agency Covanta Energy Project, Series C AMT (S)	5.250		11-01-42	1,000,000	1,036,270
Massachusetts Development Finance Agency Dominion Energy Brayton Point AMT (P)	5.000		02-01-36	2,000,000	2,129,300
Massachusetts Development Finance Agency Draper Laboratory	5.875		09-01-30	2,000,000	2,336,300
Massachusetts Development Finance Agency Emerson College, Series A	5.000		01-01-40	2,000,000	2,126,100
Massachusetts Development Finance Agency Harvard University, Series B	5.000		10-15-40	3,690,000	4,265,271
Massachusetts Development Finance Agency Massachusetts College of Pharmacy, Series E (D)	5.000		07-01-37	1,000,000	1,080,800
Massachusetts Development Finance Agency New England Conservatory of Music	5.250		07-01-38	2,000,000	2,281,000

4SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Massachusetts (continued)
Massachusetts Development Finance Agency North Hill Communities, Inc., Series A (S)	6.500		11-15-43	1,000,000	$1,071,980
Massachusetts Development Finance Agency Northeastern University, Series A	5.000		03-01-39	1,000,000	1,131,580
Massachusetts Development Finance Agency Olin College, Series E	5.000		11-01-38	1,000,000	1,134,590
Massachusetts Development Finance Agency Orchard Cove	5.250		10-01-26	1,000,000	1,010,720
Massachusetts Health & Educational Facilities Authority Harvard Pilgrim Health Care, Series A (D)	5.000		07-01-18	1,000,000	1,004,060
Massachusetts Health & Educational Facilities Authority Lahey Clinic Medical Center, Series C (D)	5.000		08-15-23	1,000,000	1,020,420
Massachusetts Health & Educational Facilities Authority Partners HealthCare System	5.000		07-01-22	1,000,000	1,139,430
Massachusetts Health & Educational Facilities Authority Partners HealthCare, Series J1	5.000		07-01-34	1,000,000	1,137,400
Massachusetts Health & Educational Facilities Authority Springfield College	5.625		10-15-40	2,000,000	2,166,000
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	5.750		07-01-39	1,000,000	1,135,410
Massachusetts Health & Educational Facilities Authority Suffolk University, Series A	6.250		07-01-30	1,000,000	1,175,070
Massachusetts Health & Educational Facilities Authority Tufts University	5.375		08-15-38	350,000	402,759
Massachusetts Health & Educational Facilities Authority Woods Hole Oceanographic, Series B	5.375		06-01-30	1,000,000	1,116,620
Massachusetts Port Authority Boston Fuel Project AMT (D)	5.000		07-01-32	1,770,000	1,888,891
Massachusetts Port Authority Conrac Project, Series A	5.125		07-01-41	1,500,000	1,660,005
Massachusetts Port Authority Series B	5.000		07-01-32	2,000,000	2,316,080
Massachusetts State College Building Authority College & University Revenue, Series A	5.500		05-01-49	1,000,000	1,139,020
Massachusetts State College Building Authority College & University Revenue, Series B	1.613 (Z	)	05-01-19	1,000,000	934,560
Massachusetts State Department of Transportation Highway Revenue Tolls, Series B	5.000		01-01-37	8,000,000	8,908,720
Massachusetts State Department of Transportation Highway Revenue Tolls, Series C (D)	1.555 (Z	)	01-01-20	1,000,000	927,040
Massachusetts Water Pollution Abatement Trust Series 9	5.250		08-01-18	60,000	61,317
Massachusetts Water Pollution Abatement Trust Unrefunded 2012 Pooled Loan Program, Series 7	5.125		02-01-31	105,000	105,411
Massachusetts Water Pollution Abatement Trust Water Revenue, Series 14	5.000		08-01-32	1,000,000	1,148,420
Massachusetts Water Resources Authority Water Revenue, Series A	5.000		08-01-40	11,575,000	13,333,243
Massachusetts Water Resources Authority Water Revenue, Series B	5.000		08-01-39	1,000,000	1,137,840
Massachusetts Water Resources Authority Water Revenue, Series B (D)	5.250		08-01-29	2,500,000	3,243,625
Metropolitan Boston Transit Parking Corp.	5.000		07-01-41	2,000,000	2,239,680
Metropolitan Boston Transit Parking Corp.	5.250		07-01-36	3,475,000	4,028,776

SEE NOTES TO FUND'S INVESTMENTS5

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Michigan 0.2%					$1,409,585
Detroit Water Supply System Water Revenue, Series B (D)	7.000		07-01-36	1,000,000	1,135,980
Michigan Finance Authority Local Government Loan Program (D)	5.000		07-01-36	250,000	273,605
Nebraska 1.8%					10,741,135
Central Plains Energy Project Revenue Natural Gas Revenue, Series A	5.250		12-01-20	4,970,000	5,742,189
Omaha Public Power District Electric, Power & Light Revenues, Escrowed to Maturity, Series B	6.200		02-01-17	495,000	533,026
Omaha Public Power District Electric, Power & Light Revenues, Series B	5.000		02-01-36	4,000,000	4,465,920
New Jersey 2.4%					14,036,620
Casino Reinvestment Development Authority	5.250		11-01-44	4,000,000	4,327,640
New Jersey State Turnpike Authority Highway Revenue Tolls, Series I	5.000		01-01-35	4,250,000	4,710,530
New Jersey Transportation Trust Fund Authority Series B	5.000		06-15-42	2,500,000	2,678,125
Tobacco Settlement Financing Corp., Series 1A	4.500		06-01-23	2,315,000	2,320,325
New York 22.7%					132,909,120
Brooklyn Arena Local Development Corp. Barclays Center Project	6.250		07-15-40	1,000,000	1,185,500
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	1,000,000	1,188,710
City of New York, Series D-1	5.000		10-01-36	1,000,000	1,131,190
City of New York, Series E-1	6.250		10-15-28	500,000	592,235
Hudson Yards Infrastructure Corp. Series A	5.750		02-15-47	4,500,000	5,233,320
Long Island Power Authority Electric, Power & Light Revenues, Series A	5.750		04-01-39	1,500,000	1,711,335
Long Island Power Authority Electric, Power & Light Revenues, Series A	6.000		05-01-33	1,000,000	1,173,420
Long Island Power Authority Electric, Power & Light Revenues, Series C (D)	5.250		09-01-29	2,000,000	2,457,240
Metropolitan Transportation Authority Transit Revenue, Series A	5.250		11-15-28	1,000,000	1,129,580
Metropolitan Transportation Authority Transit Revenue, Series B	5.000		11-15-34	1,000,000	1,145,460
Monroe County Industrial Development Corp., Series A	5.000		07-01-41	1,000,000	1,107,410
Monroe Newpower Corp. Electric, Power & Light Revenues	5.100		01-01-16	355,000	356,867
New York City Industrial Development Agency Polytechnic University Project	5.250		11-01-27	1,000,000	1,108,530
New York City Industrial Development Agency Terminal One Group Association Project AMT (P)	5.500		01-01-21	1,000,000	1,041,900
New York City Industrial Development Agency Terminal One Group Association Project AMT (P)	5.500		01-01-24	1,500,000	1,560,105
New York City Municipal Water Finance Authority Water Revenue, Series 2009-EE	5.250		06-15-40	3,000,000	3,423,420
New York City Municipal Water Finance Authority Water Revenue, Series A	5.750		06-15-40	1,000,000	1,149,960
New York City Municipal Water Finance Authority Water Revenue, Series D	1.331 (Z	)	06-15-20	2,000,000	1,862,880
New York City Municipal Water Finance Authority Water Revenue, Series FF-2	5.000		06-15-40	1,000,000	1,129,970

6SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
New York (continued)
New York City Municipal Water Finance Authority Water Revenue, Series GG-1	5.000		06-15-39	9,000,000	$10,181,610
New York City Transitional Finance Authority Government Fund/Grant Revenue, Series S-4	5.500		01-15-39	4,725,000	5,459,927
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.250		01-15-39	3,000,000	3,382,530
New York City Transitional Finance Authority Income Tax Revenue, Series S-3	5.375		01-15-34	3,000,000	3,417,090
New York Liberty Development Corp. 1 World Trade Center Project	5.000		12-15-41	8,500,000	9,639,000
New York Liberty Development Corp. 4 World Trade Center Project	5.000		11-15-31	5,000,000	5,624,100
New York Liberty Development Corp. 7 World Trade Center, Class 2	5.000		09-15-43	1,000,000	1,112,120
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,139,480
New York Liberty Development Corp. Goldman Sachs Headquarters	5.250		10-01-35	3,000,000	3,579,090
New York Liberty Development Corp. World Trade Center, Class 1-3 (S)	5.000		11-15-44	2,500,000	2,627,500
New York Local Assistance Corp. Sales Tax Revenue, Series C	5.500		04-01-17	1,225,000	1,306,622
New York State Dormitory Authority	5.000		02-15-39	2,500,000	2,808,125
New York State Dormitory Authority Fordham University	5.000		07-01-44	1,350,000	1,529,712
New York State Dormitory Authority Mount Sinai School of Medicine	5.125		07-01-39	1,000,000	1,122,070
New York State Dormitory Authority North Shore Long Island Jewish Group, Series A	5.000		05-01-41	1,000,000	1,098,370
New York State Dormitory Authority Orange Regional Medical Center	6.125		12-01-29	750,000	830,198
New York State Dormitory Authority Rockefeller University, Series A	5.000		07-01-41	1,000,000	1,149,690
New York State Dormitory Authority Series A	5.000		03-15-43	1,000,000	1,145,150
New York State Dormitory Authority State University Dormitory, Series A	5.000		07-01-35	7,250,000	8,241,438
New York State Dormitory Authority State University Educational Facilities, Series A	5.250		05-15-15	355,000	358,909
New York State Dormitory Authority State University Educational Facilities, Series A	5.500		05-15-19	3,000,000	3,434,520
New York State Dormitory Authority Unrefunded General Purpose, Series E	5.000		02-15-35	1,000,000	1,140,920
New York State Environmental Facilities Corp. Water Revenue, Series A	5.000		06-15-34	1,000,000	1,147,820
Niagara Area Development Corp. Covanta Energy Project, Series A AMT (S)	5.250		11-01-42	500,000	520,040
Oneida County Industrial Development Agency Hamilton College Project, Series A (D)	4.269 (Z	)	07-01-29	5,330,000	2,901,599
Onondaga Civic Development Corp.	5.125		07-01-31	1,000,000	1,082,520
Port Authority of New York & New Jersey 144th Project	5.000		10-01-29	3,500,000	3,731,525
Port Authority of New York & New Jersey 5th Installment Special Project AMT	6.750		10-01-19	6,870,000	6,869,657
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000		09-01-36	1,000,000	1,163,520

SEE NOTES TO FUND'S INVESTMENTS7

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
New York (continued)
Port Authority of New York & New Jersey Consolidated-One Hundred Eighty-Four	5.000		09-01-39	1,000,000	$1,158,150
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-36	1,000,000	1,180,190
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	2,265,000	2,666,494
Triborough Bridge & Tunnel Authority Highway Revenue Tolls	5.000		11-15-33	4,025,000	4,456,601
Triborough Bridge & Tunnel Authority Highway Revenue Tolls, Escrowed to Maturity, Series Y	6.125		01-01-21	1,500,000	1,795,110
Upper Mohawk Valley Regional Water Finance Authority Water Revenue (D)	2.261 (Z	)	04-01-22	2,230,000	1,898,711
Westchester Tobacco Asset Securitization Corp. Public Improvements, Prerefunded to 7-15-17	6.950		07-15-39	2,000,000	2,319,980
Ohio 1.0%					5,719,350
Northeast Ohio Regional Sewer District	5.000		11-15-49	5,000,000	5,719,350
Oklahoma 0.8%					4,611,440
Grand River Dam Authority, Series A	5.250		06-01-40	4,000,000	4,611,440
Oregon 0.7%					3,997,610
Clackamas County School District No. 12, Series B (D)	5.000		06-15-28	3,630,000	3,997,610
Pennsylvania 1.9%					11,045,259
Allegheny County Redevelopment Authority Pittsburgh Mills Project	5.600		07-01-23	1,000,000	1,015,730
City of Philadelphia, Series A	5.000		07-15-38	2,000,000	2,246,780
Pennsylvania Economic Development Financing Authority PA Bridges Finco LP	5.000		06-30-42	1,250,000	1,368,988
Pennsylvania Turnpike Commission	5.000		12-01-44	1,630,000	1,840,678
The School District Of Philadelphia Prerefunded 2014, Series E	6.000		09-01-38	65,000	76,283
The School District of Philadelphia Unrefunded 2014, Series E	6.000		09-01-38	3,935,000	4,496,800
Puerto Rico 2.3%					13,429,434
Puerto Rico Highway & Transportation Authority Prerefunded, Series AA (D)	5.500		07-01-19	1,640,000	1,949,124
Puerto Rico Housing Finance Authority Subordinated Capital Fund Modernization	5.125		12-01-27	1,000,000	1,067,650
Puerto Rico Public Buildings Authority Government Facilities, Series P (D)	6.750		07-01-36	3,000,000	2,133,870
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (0.000% steps up to 6.750% on 8-1-16)	2.231 (Z	)	08-01-32	5,500,000	4,015,000
Puerto Rico Sales Tax Financing Corp. Series A	5.375		08-01-39	3,000,000	1,961,310
Puerto Rico Sales Tax Financing Corp., Series C	5.375		08-01-38	2,500,000	1,646,900
Puerto Rico Sales Tax Financing Corp., Series C	5.000		08-01-35	1,000,000	655,580
South Carolina 1.4%					8,520,750
South Carolina State Public Service Authority Santee Cooper, Series A	5.500		01-01-38	6,000,000	6,828,060
South Carolina State Public Service Authority Santee Cooper, Series E	5.000		01-01-40	1,500,000	1,692,690

8SEE NOTES TO FUND'S INVESTMENTS

Tax-Free Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Texas 11.5%					$67,635,885
Central Texas Turnpike System Series C	5.000		08-15-42	2,000,000	2,199,320
City of Austin Electric Utility Revenue (D)	5.000		11-15-37	5,000,000	5,610,850
City of Dallas Waterworks & Sewer System	5.000		10-01-35	5,000,000	5,784,350
City of Dallas Waterworks & Sewer System	5.000		10-01-36	5,000,000	5,757,800
City of San Antonio Electric & Gas, Series A	5.000		02-01-34	4,330,000	4,834,618
City Public Service Board of San Antonio	5.000		02-01-48	5,000,000	5,533,400
Dallas/Fort Worth International Airport	5.000		11-01-38	2,500,000	2,733,925
Dallas/Fort Worth International Airport, Series D	5.250		11-01-32	5,000,000	5,845,400
Grand Parkway Transportation Corp., Series B	5.000		04-01-53	4,000,000	4,401,360
Harris County-houston Sports Authority (D)	4.504 (Z	)	11-15-42	1,250,000	362,225
Harris County-houston Sports Authority (D)	4.537 (Z	)	11-15-43	2,000,000	549,140
Harris County-houston Sports Authority	4.557 (Z	)	11-15-44	1,250,000	326,200
Houston Independent School District Public Financing Corp. Cesar Chavez Project, Series A (D)	0.884 (Z	)	09-15-16	570,000	562,185
Lower Colorado River Authority Electric, Power & Light Revenues	5.000		05-15-40	5,000,000	5,510,650
Lower Colorado River Authority Prerefunded to 5-15-19	5.625		05-15-39	195,000	230,687
Lower Colorado River Authority Transmission Services Corp., Series A	5.000		05-15-41	2,500,000	2,751,750
Lower Colorado River Authority Unrefunded to 5-15-19	5.625		05-15-39	3,805,000	4,263,997
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	3,250,000	3,731,228
Texas Municipal Power Agency Revenue	5.000		09-01-40	6,000,000	6,646,800
Utah 0.0%					106,605
Salt Lake City IHC Hospital, Inc., Escrowed to Maturity, Series A	8.125		05-15-15	105,000	106,605
Washington 0.4%					2,154,965
Energy Northwest Series A	5.000		07-01-40	450,000	520,070
Washington Public Power Supply Systems Electric, Power & Light Revenues, Series B	7.125		07-01-16	1,500,000	1,634,895
Wisconsin 0.2%					1,053,540
Public Finance Authority Rose Villa Project, Series A	5.750		11-15-44	1,000,000	1,053,540
Wyoming 0.6%					3,470,160
Campbell County Solid Waste Facilites Revenue Basin Electric Power Company, Series A	5.750		07-15-39	3,000,000	3,470,160
Other 0.5%					3,025,170
Centerline Equity Issuer Trust, Series A-4-1, AMT	5.750		05-15-15	3,000,000	3,025,170
Virgin Islands 0.5%					2,826,645
Virgin Islands Public Finance Authority, Series A	6.750		10-01-37	2,000,000	2,290,920
Virgin Islands Public Finance Authority, Series A-1	5.000		10-01-39	500,000	535,725

SEE NOTES TO FUND'S INVESTMENTS9

Tax-Free Bond Fund

	Par value	Value
Short-term investments 2.5%		$14,589,000
(Cost $14,589,000)
Repurchase agreement 2.5%		14,589,000
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $11,982,040 on 3-2-15, collateralized by $9,796,800 U.S. Treasury Inflation Indexed Notes, 1.625%-2.375% due 1-15-17 to 1-15-18 (valued at $12,102,948 including interest); collateralized by $113,000 U.S. Treasury Inflation Indexed Bonds, 0.750% due 2-15-42 (valued at $118,739 including interest)	11,982,000	11,982,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $2,607,000 on 3-2-15, collateralized by $2,430,000 U.S. Treasury Notes, 3.625% due 8-15-19 (valued at $2,660,850, including interest)	2,607,000	2,607,000
Total investments (Cost $516,543,769)† 99.4%		$582,819,340
Other assets and liabilities, net 0.6%		$3,651,187
Total net assets 100.0%		$586,470,527

The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the fund.
AMT Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(P)	Variable rate obligation. The coupon rate shown represents the rate at period end.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $513,538,112. Net unrealized appreciation aggregated $69,281,228, of which $71,848,432 related to appreciated investment securities and $2,567,204 related to depreciated investment securities.

Insurance coverage	As a % of total investments
Assured Guaranty Municipal Corp.	3.9%
Ambac Financial Group, Inc.	3.6%
National Public Finance Guarantee Corp.	3.3%
Assured Guarantee Corp.	2.2%
Financial Guaranty Insurance Company	0.8%
CIFG Holdings, Ltd.	0.4%
Commonwealth Gtd.	0.4%
Total	14.6%

The fund had the following sector composition on 2-28-15:

General Obligation Bonds	6.8%
Revenue Bonds
Transportation	19.7%
Other revenue	15.6%
Utilities	15.3%
Water and sewer	7.6%
Education	6.8%
Airport	6.4%
Development	6.1%
Health care	5.2%
Tobacco	2.7%
Facilities	2.1%
Pollution	2.0%
Housing	0.6%
Short-term investments and other	3.1%
Total	100.0%
As a percentage of net assets.

10SEE NOTES TO FUND'S INVESTMENTS

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 2 under the hierarchy described above.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, or for tri-party repurchase agreements, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

11

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	52Q3	02/15
This report is for the information of the shareholders of John Hancock Tax-Free Bond Fund.		4/15

John Hancock

High Yield Municipal Bond Fund

Quarterly portfolio holdings 2/28/15

Fund's investmentsHigh Yield Municipal Bond Fund

As of 2-28-15 (unaudited)
	Rate (%	)	Maturity date	Par value	Value
Municipal bonds 97.0%					$204,338,728
(Cost $177,726,187)
Alabama 3.2%					6,675,817
Birmingham Special Care Facilities Financing Authority Children's Hospital	6.125		06-01-34	2,000,000	2,335,297
Courtland Industrial Development Board International Paper Company Project, Series A AMT	5.200		06-01-25	2,000,000	2,009,520
Selma Industrial Development Board Gulf Opportunity Zone, Series A	6.250		11-01-33	2,000,000	2,331,000
Arizona 4.5%					9,441,950
Industrial Development Authority of The City of Phoenix	5.375		02-01-41	2,500,000	2,492,950
Maricopa County Industrial Development Authority Catholic Healthcare West, Series A	6.000		07-01-39	3,000,000	3,465,720
Maricopa County Pollution Control Corp. El Paso Electric Company Project, Series B	7.250		04-01-40	2,000,000	2,352,360
Maricopa County Pollution Control Corp. Public Service Palo Verde, Series A	6.250		01-01-38	1,000,000	1,130,920
California 8.7%					18,407,614
California State Public Works Board Trustees California State University, Series D	6.250		04-01-34	1,000,000	1,197,740
Foothill-Eastern Transportation Corridor Agency Highway Revenue Tolls, Escrowed to Maturity, Series A	0.850 (Z	)	01-01-18	7,950,000	7,758,326
Foothill-Eastern Transportation Corridor Agency, Series A	5.750		01-15-46	1,000,000	1,168,810
Golden State Tobacco Securitization Corp. Series A-1	4.500		06-01-27	3,405,000	3,301,420
M-S-R Energy Authority Natural Gas Revenue, Series A	6.500		11-01-39	1,500,000	2,067,030
San Bernardino County Medical Center Financing Project, Series B (D)	5.500		08-01-17	1,070,000	1,129,588
Southern California Public Power Authority Natural Gas Revenue, Series A	5.250		11-01-26	1,500,000	1,784,700
Colorado 2.6%					5,497,705
Public Authority for Colorado Energy Natural Gas Revenue	6.250		11-15-28	2,500,000	3,202,625
Regional Transportation District Denver Transit Partners	6.000		01-15-41	2,000,000	2,295,080
Connecticut 0.7%					1,441,734
Hamden Facility Revenue Whitney Center Project, Series A	7.750		01-01-43	1,400,000	1,441,734
District of Columbia 3.0%					6,412,078
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Metrorail, Series A	4.646 (Z	)	10-01-37	4,000,000	1,412,640
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series B	4.668 (Z	)	10-01-39	4,600,000	1,473,748
Metropolitan Washington DC Airports Authority Highway Revenue Tolls, Series C (0.000% steps up to 6.500% on 10-1-16) (D)	0.819 (Z	)	10-01-41	3,000,000	3,525,690
Florida 6.7%					14,204,379
Bonnet Creek Resort Community Development District	7.250		05-01-18	860,000	860,516
Bonnet Creek Resort Community Development District	7.375		05-01-34	1,035,000	1,035,497
Florida Development Finance Corp. Tuscan Isle Obligated Group-Series A (S)	7.000		06-01-45	2,000,000	2,049,680

2SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Florida (continued)
Heritage Harbour North Community Development District	6.375		05-01-38	1,240,000	$1,318,157
Lee County Industrial Development Authority Cypress Cove Healthpark FL, Inc.	5.500		10-01-47	1,000,000	1,062,750
Midtown Miami Community Development District	5.000		05-01-37	500,000	534,915
Orange County Industrial Development Authority VitAG FL LLC Project (S)	8.000		07-01-36	1,000,000	1,024,920
Palm Beach County Health Facilities Authority	6.000		06-01-21	1,000,000	1,092,950
Palm Beach County Health Facilities Authority	7.500		06-01-49	1,000,000	1,143,430
Pensacola Airport Revenue AMT	6.000		10-01-28	2,000,000	2,269,200
Village Community Development District No. 8	6.125		05-01-39	825,000	949,880
Village Community Development District No. 8	6.375		05-01-38	765,000	862,484
Georgia 3.7%					7,882,736
Atlanta Water & Waste Water Revenue Series A	6.000		11-01-28	1,000,000	1,200,100
Clayton County Development Authority Delta Air Lines, Series B AMT	9.000		06-01-35	985,000	1,001,233
Gainesville & Hall County Development Authority ACTS Retirement-Life Communities, Inc., Series A-2	6.625		11-15-39	1,100,000	1,267,563
Marietta Development Authority Life University, Inc. Project	7.000		06-15-30	1,500,000	1,603,710
Municipal Electric Authority of Georgia Electric, Power & Light Revenues, Series D	5.500		01-01-26	1,500,000	1,713,780
Private Colleges & Universities Authority Savannah College of Art & Design Project	5.000		04-01-44	1,000,000	1,096,350
Guam 1.1%					2,359,900
Guam Government Series A	7.000		11-15-39	2,000,000	2,359,900
Hawaii 0.6%					1,254,460
Hawaii State Department of Budget & Finance 15 Craigside Place Project, Series A	9.000		11-15-44	1,000,000	1,254,460
Illinois 3.4%					7,176,033
Chicago Midway International Airport Series A AMT	5.000		01-01-41	1,500,000	1,636,425
City of Chicago, IL O'Hare International Airport Revenue	5.750		01-01-43	2,000,000	2,249,300
Illinois Finance Authority Rush University Medical Center, Series A	7.250		11-01-38	2,000,000	2,438,840
Illinois Sports Facilities Authority (D)	5.250		06-15-32	750,000	851,468
Indiana 1.0%					2,144,375
Crown Point Economic Development Revenue Wittenberg Village Project, Series A	8.000		11-15-39	1,250,000	1,427,100
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000		05-15-26	230,000	234,927
St. Joseph County Holy Cross Village at Notre Dame Project, Series A	6.000		05-15-38	475,000	482,348
Iowa 0.5%					1,101,650
Altoona Urban Renewal Tax Increment Revenue	6.000		06-01-34	1,000,000	1,101,650
Kansas 0.8%					1,683,934
Wyandotte County-Kansas City Unified Government Sales Tax Revenue, Series B	5.320 (Z	)	06-01-21	2,340,000	1,683,934

SEE NOTES TO FUND'S INVESTMENTS3

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Kentucky 1.7%					$3,466,410
Kentucky Economic Development Finance Authority Owensboro Medical Health System, Series A	6.500		03-01-45	2,000,000	2,319,220
Owen County Kentucky Waterworks System Revenue American Water Company Project, Series A	6.250		06-01-39	1,000,000	1,147,190
Louisiana 4.3%					8,960,280
Louisiana Local Government Environmental Facilities Westlake Chemical Corp. Projects	6.750		11-01-32	3,000,000	3,349,800
Louisiana Local Government Environmental Facilities Westlake Chemical Corp., Series A-2	6.500		11-01-35	2,000,000	2,404,480
New Orleans Aviation Board, AMT Series B	5.000		01-01-45	1,000,000	1,096,020
St. John Baptist Parish Revenue Marathon Oil Corp., Series A	5.125		06-01-37	2,000,000	2,109,980
Maryland 2.1%					4,482,790
Anne Arundel County Consolidated Special Taxing District Villages at 2 Rivers Project	5.250		07-01-44	1,000,000	1,021,410
Baltimore County East Baltimore Research Park, Series A	7.000		09-01-38	1,000,000	1,086,740
Maryland Economic Development Corp. Potomac Electric Power Company	6.200		09-01-22	2,000,000	2,374,640
Michigan 0.3%					519,900
Michigan Finance Authority Detroit Water & Sewer, Series C-2	5.000		07-01-44	500,000	519,900
Minnesota 1.5%					3,146,850
North Oak Senior Housing Revenue Presbyterian Homes North Oaks	6.000		10-01-27	1,000,000	1,060,430
St. Paul Housing & Redevelopment Authority Carondelet Village Project, Series A	6.000		08-01-42	1,000,000	1,055,280
Woodbury Housing & Redevelopment Authority St.Therese of Woodbury	5.250		12-01-49	1,000,000	1,031,140
Mississippi 0.5%					1,001,020
Mississippi Business Finance Corp. System Energy Resources, Inc. Project	5.875		04-01-22	1,000,000	1,001,020
Missouri 0.5%					940,984
St. Louis Airport Revenue Lambert St. Louis International Airport, Series A-1	6.625		07-01-34	800,000	940,984
Nevada 0.5%					1,083,410
Sparks Tourism Improvement District No: 1 Sales Tax Revenue, Series A (S)	6.750		06-15-28	1,000,000	1,083,410
New Hampshire 0.3%					571,015
New Hampshire Health & Education Facilities Authority Rivermead, Series A	6.875		07-01-41	500,000	571,015
New Jersey 1.6%					3,439,330
Casino Reinvestment Development Authority	5.250		11-01-44	1,000,000	1,081,910
New Jersey Economic Development Authority Continental Airlines, Inc. Project AMT	5.250		09-15-29	1,000,000	1,092,300
New Jersey State Educational Facilities Authority University of Medical and Dentistry, Series B	7.500		12-01-32	1,000,000	1,265,120

4SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
New York 12.3%					$25,912,154
Brooklyn Arena Local Development Corp. Barclays Center Project	6.375		07-15-43	2,500,000	2,971,775
Chautauqua County Industrial Development Agency Dunkirk Power Project	5.875		04-01-42	3,350,000	3,835,784
New York City Industrial Development Agency American Airlines-JFK Airport AMT	7.500		08-01-16	745,000	785,312
New York Liberty Development Corp. Bank of America Tower, Class 2	5.625		07-15-47	1,000,000	1,139,480
New York Liberty Development Corp. World Trade Center Project, Class 1-3 (S)	5.000		11-15-44	10,000,000	10,510,000
Port Authority of New York & New Jersey 5th Installment Special Project AMT	6.750		10-01-19	345,000	344,983
Port Authority of New York & New Jersey JFK International Airport Terminal	6.000		12-01-42	4,460,000	5,250,580
Southold Local Development Corp. Peconic Landing Inc. Project	5.000		12-01-45	1,000,000	1,074,240
North Carolina 0.6%					1,202,450
North Carolina Eastern Municipal Power Agency Electric, Power & Light Revenues, Series C	6.750		01-01-24	1,000,000	1,202,450
Ohio 4.2%					8,795,432
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.125		06-01-24	2,865,000	2,453,242
Buckeye Ohio Tobacco Settlement Financing Authority, Series A-2	5.875		06-01-30	4,500,000	3,832,290
Cleveland Ohio Airport Revenue Continental Airlines, Inc. Project AMT	5.375		09-15-27	2,510,000	2,509,900
Pennsylvania 3.0%					6,404,772
Allegheny County Industrial Development Authority Environmental Improvements	5.500		11-01-16	1,000,000	1,045,810
Allegheny County Industrial Development Authority Environmental Improvements	6.875		05-01-30	1,215,000	1,395,707
Bucks County Industrial Development Authority U.S. Steel Corp. Project	6.750		06-01-26	1,500,000	1,762,515
Pennsylvania Economic Development Financing Authority PA Bridges Finco LP	5.000		06-30-42	1,000,000	1,095,190
Pennsylvania Economic Development Financing Authority Philadelphia Biosolids Facility	6.250		01-01-32	1,000,000	1,105,550
Puerto Rico 1.6%					3,379,470
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A	9.604 (Z	)	08-01-33	5,000,000	900,700
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Series A (0.000% steps up to 6.750% on 8-1-16)	2.140 (Z	)	08-01-32	2,500,000	1,825,000
Puerto Rico Sales Tax Financing Corp. Series A	5.375		08-01-39	1,000,000	653,770
Rhode Island 0.0%					20,084
Tobacco Settlement Financing Corp., Series A	6.000		06-01-23	20,000	20,084
Tennessee 2.1%					4,313,042
Tennessee Energy Acquisition Corp. Natural Gas Revenue, Series C	5.000		02-01-25	3,720,000	4,313,042
Texas 15.8%					33,375,022
Central Texas Regional Mobility Authority SR Lien	6.250		01-01-46	1,000,000	1,166,570
Central Texas Turnpike System Series C	5.000		08-15-42	5,000,000	5,498,300

SEE NOTES TO FUND'S INVESTMENTS5

High Yield Municipal Bond Fund

	Rate (%	)	Maturity date	Par value	Value
Texas (continued)
City of Houston TX Airport System Revenue Continental Airlines, Inc. Terminal Projects AMT	6.625		07-15-38	1,000,000	$1,173,590
City of Houston TX Airport System Revenue United Airlines, Inc. Terminal E Project AMT	5.000		07-01-29	3,000,000	3,226,980
Dallas/Fort Worth International Airport Series A AMT	5.000		11-01-38	2,500,000	2,707,525
Grand Parkway Transportation Corp.	5.500		04-01-53	1,000,000	1,118,170
Gulf Coast Industrial Development Authority CITGO Petroleum Corp. AMT	8.000		04-01-28	2,100,000	2,103,927
Harris County Health Facilities Development Corp. Memorial Hermann Healthcare., Series B	7.250		12-01-35	1,000,000	1,230,530
Harris County-Houston Sports Authority Series A	4.585 (Z	)	11-15-45	2,315,000	572,847
Love Field Airport Modernization Corp. Southwest Airlines Co. Project	5.250		11-01-40	1,575,000	1,725,413
North Texas Tollway Authority Highway Revenue Tolls, Series A	6.250		01-01-39	3,000,000	3,471,840
North Texas Tollway Authority Highway Revenue Tolls, Series F	5.750		01-01-38	1,000,000	1,106,970
North Texas Tollway Authority Highway Revenue Tolls, Series K-2	6.000		01-01-38	1,000,000	1,148,070
Tarrant County Cultural Education Facilities Finance Corp. Air Force Retirement Facility	6.375		11-15-44	2,000,000	2,211,240
Texas Municipal Gas Acquisition & Supply Corp. Natural Gas Revenue, Series D	6.250		12-15-26	2,000,000	2,490,460
Texas Private Activity Bond Surface Transportation Corp. NTE Mobility Partners Segments LLC, AMT	7.000		12-31-38	1,000,000	1,246,100
Travis County Health Facilities Development Corp. Westminster Manor	7.000		11-01-30	1,000,000	1,176,490
Virgin Islands 0.5%					1,145,460
Virgin Islands Public Finance Authority, Series A	6.750		10-01-37	1,000,000	1,145,460
Virginia 1.1%					2,356,740
Washington County Industrial Development Authority Mountain States Health Alliance, Series C	7.750		07-01-38	2,000,000	2,356,740
Wisconsin 0.9%					1,959,438
Public Finance Authority Rose Villa Project, Series A	6.000		11-15-49	1,000,000	1,068,220
Wisconsin Health & Educational Facilities Authority St. John's Community, Inc., Series A	7.625		09-15-39	750,000	891,218
Wyoming 0.5%					1,031,820
Sweetwater County FMC Corp. Project AMT	5.600		12-01-35	1,000,000	1,031,820
Other 0.6%					1,146,490
Centerline Equity Issuer Trust, AMT (S)	6.000		05-15-19	1,000,000	1,146,490
				Shares	Value
Escrow certificates 0.0%					$15,198
(Cost $0)
Ohio 0.0%					15,198
Hickory Chase Community Authority (I)				155,399	15,198

6SEE NOTES TO FUND'S INVESTMENTS

High Yield Municipal Bond Fund

	Par value	Value
Short-term investments 3.4%		$7,235,000
(Cost $7,235,000)
Repurchase Agreement 3.4%		7,235,000
Barclays Tri-Party Repurchase Agreement dated 2-27-15 at 0.040% to be repurchased at $5,942,020 on 3-2-15, collateralized by $5,047,300 U.S. Treasury Inflation Indexed Notes, 2.125% due 1-15-19 (valued at $6,060,863, including interest)	5,942,000	5,942,000
Repurchase Agreement with State Street Corp. dated 2-27-15 at 0.000% to be repurchased at $1,293,000 on 3-2-15, collateralized by $1,205,000 U.S. Treasury Notes, 3.625% due 8-15-19 (valued at $1,319,475, including interest)	1,293,000	1,293,000
Total investments (Cost $184,961,187)† 100.4%		$211,588,926
Other assets and liabilities, net (0.4%)		($897,212)
Total net assets 100.0%		$210,691,714

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.
AMT	Interest earned from these securities may be considered a tax preference item for purpose of the Federal Alternative Minimum Tax.
(D)	Bond is insured by one or more of the companies listed in the insurance coverage table below.
(I)	Non-income producing security.
(S)	These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.
(Z)	Zero coupon bonds are issued at a discount from their principal amount in lieu of paying interest periodically. Rate shown is the effective yield at period end.
†	At 2-28-15, the aggregate cost of investment securities for federal income tax purposes was $182,909,444. Net unrealized appreciation aggregated $28,679,482, of which $29,593,842 related to appreciated investment securities and $914,360 related to depreciated investment securities.

Insurance Coverage	As a % of total Investments
Assured Guaranty Corp.	1.7%
National Public Finance Guarantee Corp.	0.5%
Assured Guaranty Municipal Corp.	0.4%
Total	2.6%

The fund had the following sector composition on 2-28-15:

General Obligation	1.1%
Revenue Bonds
Development	24.2%
Transportation	14.1%
Other Revenue	13.8%
Health Care	13.5%
Airport	9.8%
Pollution	8.0%
Tobacco	4.6%
Education	3.5%
Water and sewer	1.9%
Utilities	1.4%
Facilities	0.7%
Short-term investments and other	3.4%
Total	100.0%
As a percentage of net assets.

SEE NOTES TO FUND'S INVESTMENTS7

Notes to Fund's investments

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 p.m., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 1 includes securities valued using quoted prices in active markets for identical securities, including registered investment companies. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund's own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

As of February 28, 2015, all investments are categorized as Level 2 under the hierarchy described above, except for escrow certificates, which are categorized as Level 3.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund's custodian, collateral is held at a third-party custodian bank in a segregated account for the benefit of the fund. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest. Collateral received by the fund for repurchase agreements is disclosed in the Fund's investments as part of the caption related to the repurchase agreement.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

For additional information on the fund's significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

8

More information

How to contact us
Internet	www.jhinvestments.com
Mail	Regular mail: John Hancock Signature Services, Inc. P.O. Box 55913 Boston, MA 02205-5913	Express mail: John Hancock Signature Services, Inc. 30 Dan Road Canton, MA 02021
Phone	Customer service representatives EASI-Line TDD line	800-225-5291 800-338-8080 800-231-5469

	59Q3	02/15
This report is for the information of the shareholders of John Hancock High Yield Municipal Bond Fund.		4/15

ITEM 2.  CONTROLS AND PROCEDURES.

(a)      Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)      There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Municipal Securities Trust

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 14, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	April 14, 2015

By:	/s/ Charles A. Rizzo
Charles A. Rizzo
Chief Financial Officer

Date:	April 14, 2015